SELLING AND MARKETING EXPENSES:	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES:
SELLING AND MARKETING EXPENSES:	NOTE 22 - SELLING AND MARKETING EXPENSES:
	December 31, 2022	December 31, 2021	December 31, 2020

Salaries and related expenses	2,335	1,752	1,088

Total	2,335	1,752	1,088